Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Intangible Assets Text Block [Abstract]
Schedule of Total Intangible Assets	Total intangible assets consisted of the following as of June 30, 2023 and December 31, 2022:
	June 30, 2023
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	7,814	(1,678)	6,137
	December 31, 2022
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	5,783	(1,331)	4,452